INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Operating activities:
Net income	¥ 2,400	$ 354	¥ 2,458
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	265	39	247
Depreciation and amortization and other	610	90	636
Impairment loss	66	10	38
Loss from equity method investments, net of dividends	(7)	(1)	57
Investment (income) loss and foreign currency exchange (gain) loss	316	47	(663)
Changes in operating assets and liabilities	113	17	636
Others	(122)	(20)	(170)
Net cash provided by operating activities	3,641	536	3,239
Investing activities:
Capital expenditures	(349)	(51)	(429)
Purchases of investments	(2,891)	(426)	(2,778)
Proceeds from maturity/sale and return of investments	6,463	953	4,130
Loan advances	(32)	(5)	(24)
Loan collections	67	10	82
Others	5	1	15
Net cash provided by investing activities	3,263	482	996
Financing activities:
Payment of share repurchase	(1,857)	(274)	(443)
Proceeds from debt	3,746	552	2,195
Repayment of debt	(1,813)	(267)	(923)
Dividend paid	(2,844)	(419)	(2,136)
Other	(39)	(6)	(30)
Net cash used in financing activities	(2,807)	(414)	(1,337)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(239)	(35)	90
Net increase in cash and cash equivalents, and restricted cash, including cash classified within assets held for sale	3,858	569	2,988
Less: net decrease in cash and cash equivalents classified within assets held for sale	(1)		(3)
Cash, cash equivalents and restricted cash at the beginning of the period	10,532	1,552	7,524
Cash, cash equivalents and restricted cash at the end of the period	14,391	2,121	10,515
Cash and cash equivalents	14,249		10,145
Restricted cash	142		370
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	14,391		10,515
Supplemental disclosure of cash flow information:
Interest paid	88	13	78
Income taxes paid	1,267	187	889
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	¥ 308	$ 45	¥ 343